Asset Retirement Obligations	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Asset Retirement Obligations	ASSET RETIREMENT OBLIGATIONS

	December 31, 2023	December 31, 2022
Balance, beginning of year	$588,923	$743,683
Liabilities incurred (1)	24,185	19,942
Liabilities settled	(26,416)	(18,351)
Liabilities assumed from corporate acquisition (note 4)	31,310	—
Liabilities acquired from property acquisitions	11	950
Liabilities divested	(43,153)	(3,464)
Property swaps	76	—
Accretion (note 16)	20,406	15,683
Government grants (2)	(1,271)	(4,009)
Change in estimate (1)	17,067	6,124
Changes in discount rates and inflation rates (1)(3)	12,914	(173,086)
Foreign currency translation	(653)	1,451
Balance, end of year	$623,399	$588,923
Less current portion of asset retirement obligations	20,448	12,813
Non-current portion of asset retirement obligations	$602,951	$576,110
(1)The total of these items reflects the total change in asset retirement obligations of $54.2 million per Note 7 - Oil and Gas Properties ($147 million decrease in 2022).
(2)During 2023, Baytex recognized $1.3 million of non-cash other income and a reduction in asset retirement obligations related to government grants provided by the Government of Alberta and the Government of Saskatchewan ($4.0 million in 2022).
(3)The discount and inflation rates used to calculate the liability for our Canadian operations at December 31, 2023 were 3.0% and 1.6% respectively (December 31, 2022 - 3.3% and 2.1%). The discount and inflation rates used to calculate the liability for our U.S. operations at December 31, 2023 were 4.0% and 2.1%, respectively (December 31, 2022 - 3.3% and 2.1%). The changes in discount rates also includes the remeasurement of the liability acquired from Ranger from a market rate of interest on the date of acquisition to a risk-free rate at period end.

At December 31, 2023, the undiscounted, uninflated amount of estimated cash flows required to settle the asset retirement obligations is $795.5 million (December 31, 2022 - $724.8 million). The discounted amount of estimated cash flow required to settle the asset retirement obligations at December 31, 2023 is $623.4 million (December 31, 2022 - $588.9 million). This was calculated using an estimated inflation rate of 1.6% and 2.1% for Canadian and U.S. operations, respectively (December 31, 2022 - 2.1%) and a risk-free discount rate of 3.0% and 4.0% for Canadian and U.S. operations, respectively (December 31, 2022 - 3.3%). These costs are expected to be incurred over the next 60 years.